Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 1, 2012
Registrant Name	dei_EntityRegistrantName	ALLIANZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000867297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2012
Prospectus Date	rr_ProspectusDate	Aug 29, 2012

Allianz NFJ International Value Fund (Prospectus Summary): | Allianz NFJ International Value Fund
Allianz NFJ International Value Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and,

collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz NFJ International Value Fund

Within the Fund Summary relating to the Allianz NFJ International Value Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ International Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.94%	none	0.01%	0.95%	(0.05%)	[1]	0.90%	[1]
Class P	1.04%	none	0.01%	1.05%	(0.05%)	[1]	1.00%	[1]
Administrative	0.94%	0.25%	0.01%	1.20%	(0.05%)	[1]	1.15%	[1]
Class D	1.04%	0.25%	0.01%	1.30%	(0.05%)	[1]	1.25%	[1]
[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of ���Management Fees���), which reduces the contractual fee rate by 0.05%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz NFJ International Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	92	298	521	1,162
Class P	102	329	575	1,278
Administrative	117	376	655	1,450
Class D	127	407	708	1,563

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ International Value Fund (Prospectus Summary): | Allianz NFJ International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz NFJ International Value Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and,

collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz NFJ International Value Fund

Within the Fund Summary relating to the Allianz NFJ International Value Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Supplement Closing	ck0000867297_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Allianz NFJ International Value Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFJDX
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,563
Allianz NFJ International Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANJIX
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	521
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,162
Allianz NFJ International Value Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFVPX
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,278
Allianz NFJ International Value Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIVAX
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	655
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,450

[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of ���Management Fees���), which reduces the contractual fee rate by 0.05%.

Allianz NFJ International Value Fund (Second Summary Prospectus) | Allianz NFJ International Value Fund
Allianz NFJ International Value Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and, collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz NFJ International Value Fund

Within the Fund Summary relating to the Allianz NFJ International Value Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ International Value Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ International Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	1.04%	0.25%	0.01%	1.30%	(0.05%)	[1]	1.25%	[1]
Class C	1.04%	1.00%	0.01%	2.05%	(0.05%)	[1]	2.00%	[1]
Class R	1.04%	0.50%	0.01%	1.55%	(0.05%)	[1]	1.50%	[1]
[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of ���Management Fees���), which reduces the contractual fee rate by 0.05%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz NFJ International Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	670	935	1,219	2,027
Class C	303	638	1,099	2,375
Class R	153	485	840	1,841

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz NFJ International Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	670	935	1,219	2,027
Class C	203	638	1,099	2,375
Class R	153	485	840	1,841

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ International Value Fund (Second Summary Prospectus) | Allianz NFJ International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz NFJ International Value Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and, collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz NFJ International Value Fund

Within the Fund Summary relating to the Allianz NFJ International Value Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Allianz NFJ International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFJAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	935
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,219
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,027
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	935
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,219
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,027
Allianz NFJ International Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFJCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.00%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	638
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,099
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,375
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	638
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,099
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,375
Allianz NFJ International Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANJRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	485
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,841
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	485
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	840
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,841

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of ���Management Fees���), which reduces the contractual fee rate by 0.05%.

Allianz NFJ Small-Cap Value Fund (Prospectus Summary): | Allianz NFJ Small-Cap Value Fund
Allianz NFJ Small-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and,

collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz NFJ Small-Cap Value Fund

Within the Fund Summary relating to the Allianz NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Small-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.86%	none	0.01%	0.87%	(0.08%)	[1]	0.79%	[1]
Class P	0.96%	none	0.01%	0.97%	(0.03%)	[1]	0.94%	[1]
Administrative	0.86%	0.25%	0.01%	1.12%	(0.08%)	[1]	1.04%	[1]
Class D	0.96%	0.25%	0.01%	1.22%	(0.03%)	[1]	1.19%	[1]
[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, (i) an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund���s average daily net assets, and (ii) an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares, which reduces the 0.30% contractual fee rate by 0.05% of the Fund���s daily net assets attributable to the particular share class.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz NFJ Small-Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	81	270	474	1,065
Class P	96	306	533	1,187
Administrative	106	348	609	1,356
Class D	121	384	667	1,475

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ Small-Cap Value Fund (Prospectus Summary): | Allianz NFJ Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz NFJ Small-Cap Value Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and,

collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz NFJ Small-Cap Value Fund

Within the Fund Summary relating to the Allianz NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Supplement Closing	ck0000867297_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Allianz NFJ Small-Cap Value Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVADX
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.04%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	609
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,356
Allianz NFJ Small-Cap Value Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNVDX
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.19%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	667
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,475
Allianz NFJ Small-Cap Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVIX
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.79%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	270
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	474
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,065
Allianz NFJ Small-Cap Value Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASVPX
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.94%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,187

[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, (i) an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund���s average daily net assets, and (ii) an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares, which reduces the 0.30% contractual fee rate by 0.05% of the Fund���s daily net assets attributable to the particular share class.

Allianz NFJ Small-Cap Value Fund (Second Summary Prospectus) | Allianz NFJ Small-Cap Value Fund
Allianz NFJ Small-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and, collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz NFJ Small-Cap Value Fund

Within the Fund Summary relating to the Allianz NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ Small-Cap Value Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Small-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.96%	0.25%	0.01%	1.22%	(0.03%)	[1]	1.19%	[1]
Class B	0.96%	1.00%	0.01%	1.97%	(0.03%)	[1]	1.94%	[1]
Class C	0.96%	1.00%	0.01%	1.97%	(0.03%)	[1]	1.94%	[1]
Class R	0.96%	0.50%	0.01%	1.47%	(0.03%)	[1]	1.44%	[1]
[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund���s average daily net assets.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz NFJ Small-Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	665	913	1,181	1,944
Class B	697	915	1,260	2,008
Class C	297	615	1,060	2,293
Class R	147	462	800	1,755

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz NFJ Small-Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	665	913	1,181	1,944
Class B	197	615	1,060	2,008
Class C	197	615	1,060	2,293
Class R	147	462	800	1,755

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Allianz NFJ Small-Cap Value Fund (Second Summary Prospectus) | Allianz NFJ Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz NFJ Small-Cap Value Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and, collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz NFJ Small-Cap Value Fund

Within the Fund Summary relating to the Allianz NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Allianz NFJ Small-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.19%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	665
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,181
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	665
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	913
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,181
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
Allianz NFJ Small-Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.94%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	915
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,260
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,008
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,060
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,008
Allianz NFJ Small-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.94%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,060
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,293
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,060
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,293
Allianz NFJ Small-Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNVRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.44%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,755
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	800
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,755

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund���s average daily net assets.

Allianz AGIC Opportunity Fund (Prospectus Summary): | Allianz AGIC Opportunity Fund
Allianz AGIC Opportunity Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and,

collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz AGIC Opportunity Fund

Within the Fund Summary relating to the Allianz AGIC Opportunity Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Opportunity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.95%	none	0.01%	0.96%	(0.05%)	[1]	0.91%	[1]
Class P	1.05%	none	0.01%	1.06%	(0.05%)	[1]	1.01%	[1]
Administrative	0.95%	0.25%	0.01%	1.21%	(0.05%)	[1]	1.16%	[1]
Class D	1.05%	0.25%	0.01%	1.31%	(0.05%)	[1]	1.26%	[1]
[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz AGIC Opportunity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	93	301	526	1,173
Class P	103	332	580	1,290
Administrative	118	379	660	1,462
Class D	128	410	713	1,575

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC Opportunity Fund (Prospectus Summary): | Allianz AGIC Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Opportunity Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and,

collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz AGIC Opportunity Fund

Within the Fund Summary relating to the Allianz AGIC Opportunity Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Supplement Closing	ck0000867297_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Allianz AGIC Opportunity Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POADX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.16%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,462
Allianz AGIC Opportunity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POFIX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.91%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	526
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,173
Allianz AGIC Opportunity Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APPDX
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.26%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,575
Allianz AGIC Opportunity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOCPX
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.01%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,290

[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Allianz AGIC Opportunity Fund (Second Summary Prospectus) | Allianz AGIC Opportunity Fund
Allianz AGIC Opportunity Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and, collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz AGIC Opportunity Fund

Within the Fund Summary relating to the Allianz AGIC Opportunity Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC Opportunity Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Opportunity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	1.05%	0.25%	0.01%	1.31%	(0.05%)	[1]	1.26%	[1]
Class B	1.05%	1.00%	0.01%	2.06%	(0.05%)	[1]	2.01%	[1]
Class C	1.05%	1.00%	0.01%	2.06%	(0.05%)	[1]	2.01%	[1]
Class R	1.05%	0.50%	0.01%	1.56%	(0.05%)	[1]	1.51%	[1]
[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC Opportunity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	671	938	1,224	2,038
Class B	704	941	1,304	2,103
Class C	304	641	1,104	2,386
Class R	154	488	845	1,852

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC Opportunity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	671	938	1,224	2,038
Class B	204	641	1,104	2,103
Class C	204	641	1,104	2,386
Class R	154	488	845	1,852

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC Opportunity Fund (Second Summary Prospectus) | Allianz AGIC Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Opportunity Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and, collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz AGIC Opportunity Fund

Within the Fund Summary relating to the Allianz AGIC Opportunity Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Allianz AGIC Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POPAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.26%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,224
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,038
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	938
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,224
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,038
Allianz AGIC Opportunity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POOBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.01%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,304
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,103
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,104
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,103
Allianz AGIC Opportunity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POPCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.01%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	641
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,104
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,386
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,104
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,386
Allianz AGIC Opportunity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOORX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.51%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,852
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	488
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,852

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Allianz RCM Large-Cap Growth Fund (Prospectus Summary): | Allianz RCM Large-Cap Growth Fund
Allianz RCM Large-Cap Growth Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and,

collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz RCM Large-Cap Growth Fund

Within the Fund Summary relating to the Allianz RCM Large-Cap Growth Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Large-Cap Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.75%	none	0.01%	0.76%	(0.05%)	[1]	0.71%	[1]
Class P	0.85%	none	0.01%	0.86%	(0.05%)	[1]	0.81%	[1]
Administrative	0.75%	0.25%	0.01%	1.01%	(0.05%)	[1]	0.96%	[1]
Class D	0.85%	0.25%	0.01%	1.11%	(0.05%)	[1]	1.06%	[1]
[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.45% contractual fee rate by 0.05% to 0.40%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM Large-Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	73	238	417	938
Class P	83	269	472	1,056
Administrative	98	317	553	1,232
Class D	108	348	607	1,347

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Large-Cap Growth Fund (Prospectus Summary): | Allianz RCM Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Large-Cap Growth Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and,

collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz RCM Large-Cap Growth Fund

Within the Fund Summary relating to the Allianz RCM Large-Cap Growth Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Supplement Closing	ck0000867297_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Allianz RCM Large-Cap Growth Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLGAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.96%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	553
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,232
Allianz RCM Large-Cap Growth Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLCNX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.06%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	607
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,347
Allianz RCM Large-Cap Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRLCX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.71%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	938
Allianz RCM Large-Cap Growth Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARLPX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.81%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	472
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,056

[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.45% contractual fee rate by 0.05% to 0.40%.

Allianz RCM Large-Cap Growth Fund (Second Summary Prospectus) | Allianz RCM Large-Cap Growth Fund
Allianz RCM Large-Cap Growth Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and, collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz RCM Large-Cap Growth Fund

Within the Fund Summary relating to the Allianz RCM Large-Cap Growth Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM Large-Cap Growth Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Large-Cap Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.85%	0.25%	0.01%	1.11%	(0.05%)	[1]	1.06%	[1]
Class B	0.85%	1.00%	0.01%	1.86%	(0.05%)	[1]	1.81%	[1]
Class C	0.85%	1.00%	0.01%	1.86%	(0.05%)	[1]	1.81%	[1]
Class R	0.85%	0.50%	0.01%	1.36%	(0.05%)	[1]	1.31%	[1]
[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.45% contractual fee rate by 0.05% to 0.40%.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM Large-Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	652	879	1,123	1,823
Class B	684	880	1,201	1,888
Class C	284	580	1,001	2,176
Class R	133	426	740	1,631

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM Large-Cap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	652	879	1,123	1,823
Class B	184	580	1,001	1,888
Class C	184	580	1,001	2,176
Class R	133	426	740	1,631

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Allianz RCM Large-Cap Growth Fund (Second Summary Prospectus) | Allianz RCM Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Large-Cap Growth Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and, collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz RCM Large-Cap Growth Fund

Within the Fund Summary relating to the Allianz RCM Large-Cap Growth Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, By Year, Heading	rr_ExpenseExampleByYearHeading	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Allianz RCM Large-Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RALGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.06%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	652
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,123
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,823
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	652
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	879
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,123
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,823
Allianz RCM Large-Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBLGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.81%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	684
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,888
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,888
Allianz RCM Large-Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCLGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.81%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	284
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,176
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,176
Allianz RCM Large-Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLCRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.31%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	740
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,631
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	426
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	740
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,631

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of ���Management Fees���), which reduces the 0.45% contractual fee rate by 0.05% to 0.40%.

Allianz AGIC International Managed Volatility Fund (Prospectus Summary): | Allianz AGIC International Managed Volatility Fund
Allianz AGIC International Managed Volatility Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and,

collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz AGIC International Managed Volatility Fund

Within the Fund Summary relating to the Allianz AGIC International Managed Volatility Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC International Managed Volatility Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.80%	[1]	none	0.01%	0.81%	(0.20%)	[2]	0.61%	[2]
Class P	0.90%	[1]	none	0.01%	0.91%	(0.20%)	[2]	0.71%	[2]
Administrative	0.80%	[1]	0.25%	0.01%	1.06%	(0.20%)	[2]	0.86%	[2]
Class D	0.90%	[1]	0.25%	0.01%	1.16%	(0.20%)	[2]	0.96%	[2]
[1]	���Management Fees��� reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.
[2]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of ���Management Fees���), which reduces the contractual fee rate by 0.20%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz AGIC International Managed Volatility Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	62	239	430	983
Class P	73	270	484	1,101
Administrative	88	317	565	1,276
Class D	98	349	619	1,391

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC International Managed Volatility Fund (Prospectus Summary): | Allianz AGIC International Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Managed Volatility Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and,

collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz AGIC International Managed Volatility Fund

Within the Fund Summary relating to the Allianz AGIC International Managed Volatility Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	advisory fees have been restated to reflect current fee rates.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Supplement Closing	ck0000867297_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Allianz AGIC International Managed Volatility Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCAX
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.86%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	565
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,276
Allianz AGIC International Managed Volatility Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIDX
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.96%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	619
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,391
Allianz AGIC International Managed Volatility Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAISX
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.61%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	430
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	983
Allianz AGIC International Managed Volatility Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIPX
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.71%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	270
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	484
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,101

[1]	���Management Fees��� reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.
[2]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of ���Management Fees���), which reduces the contractual fee rate by 0.20%.

Allianz AGIC International Managed Volatility Fund (Second Summary Prospectus) | Allianz AGIC International Managed Volatility Fund
Allianz AGIC International Managed Volatility Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and, collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz AGIC International Managed Volatility Fund

Within the Fund Summary relating to the Allianz AGIC International Managed Volatility Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC International Managed Volatility Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC International Managed Volatility Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.90%	[1]	0.25%	0.01%	1.16%	(0.20%)	[2]	0.96%	[2]
Class C	0.90%	[1]	1.00%	0.01%	1.91%	(0.20%)	[2]	1.71%	[2]
Class R	0.90%	[1]	0.50%	0.01%	1.41%	(0.20%)	[2]	1.21%	[2]
[1]	���Management Fees��� reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and where applicable, advisory fees have been restated to reflect current fee rates.
[2]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of ���Management Fees���), which reduces the contractual fee rate by 0.20%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC International Managed Volatility Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	643	879	1,135	1,865
Class C	274	581	1,013	2,216
Class R	123	427	752	1,674

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC International Managed Volatility Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	643	879	1,135	1,865
Class C	174	581	1,013	2,216
Class R	123	427	752	1,674

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Allianz AGIC International Managed Volatility Fund (Second Summary Prospectus) | Allianz AGIC International Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Managed Volatility Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a ���Fund��� and, collectively, the ���Funds���)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the ���Trust���) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust���s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz AGIC International Managed Volatility Fund

Within the Fund Summary relating to the Allianz AGIC International Managed Volatility Fund, the fee tables and expense examples for the Fund under ���Fees and Expenses of the Fund��� will be revised in their entirety as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Allianz AGIC International Managed Volatility Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.21%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	752
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,674
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	427
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	752
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,674
Allianz AGIC International Managed Volatility Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.96%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	643
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,135
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,865
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	643
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	879
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,865
Allianz AGIC International Managed Volatility Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNICX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.71%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	274
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,013
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,216
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	581
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,013
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,216

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	���Management Fees��� reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and where applicable, advisory fees have been restated to reflect current fee rates.
[3]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of ���Management Fees���), which reduces the contractual fee rate by 0.20%.